PRINCIPAL ACCOUNTING POLICIES - LEASEHOLD LAND PAYMENTS (Details)	12 Months Ended
Dec. 31, 2018
Minimum [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease terms	36 years 6 months
Maximum [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease terms	50 years